revenue from contracts with customers - Accounts receivable (Details) - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
revenue from contracts with customers
Customer accounts receivable	$ 2,766	$ 2,938
Accrued receivables - customer	562	480
Allowance for doubtful accounts	(107)	(103)
Total	3,221	3,315
Accrued receivables - other	278	282
Accounts receivable - current	$ 3,499	$ 3,597